Matthews Korea Active ETFMarch 31, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 85.6%
	Shares	Value
Information Technology: 23.9%
Semiconductors & Semiconductor Equipment: 10.5%
SK Hynix, Inc.	26,885	$3,481,813
LEENO Industrial, Inc.	9,349	1,194,259
		4,676,072
Technology Hardware, Storage & Peripherals: 7.6%
Samsung Electronics Co., Ltd.	85,404	3,352,361
Electronic Equipment, Instruments & Components: 5.8%
Samsung SDI Co., Ltd.	8,932	1,143,417
Park Systems Corp.	6,433	915,256
Samsung Electro-Mechanics Co., Ltd.	5,716	501,145
		2,559,818
Total Information Technology		10,588,251

Communication Services: 10.1%
Interactive Media & Services: 4.2%
NAVER Corp.	14,216	1,843,977
Wireless Telecommunication Services: 3.3%
SK Telecom Co., Ltd.	39,495	1,488,606
Diversified Telecommunication Services: 1.5%
KINX, Inc.	13,342	665,062
Entertainment: 1.1%
NCSoft Corp.	4,873	494,415
Total Communication Services		4,492,060

Consumer Staples: 9.8%
Consumer Staples Distribution & Retail: 4.5%
BGF Retail Co., Ltd.	26,614	1,977,298
Tobacco: 4.4%
KT&G Corp.	28,482	1,955,539
Food Products: 0.9%
Nongshim Co., Ltd.	1,410	387,331
Total Consumer Staples		4,320,168

Financials: 9.4%
Banks: 3.9%
KB Financial Group, Inc.	19,641	1,053,744
Hana Financial Group, Inc.	16,077	650,723
		1,704,467
Capital Markets: 2.9%
Macquarie Korea Infrastructure Fund	173,715	1,282,365
Insurance: 2.6%
Samsung Fire & Marine Insurance Co., Ltd.	4,822	1,170,706
Total Financials		4,157,538

Consumer Discretionary: 9.3%
Automobiles: 4.5%
Kia Corp.	18,623	1,167,336
Hyundai Motor Co.	6,021	806,344
		1,973,680

	Shares	Value
Automobile Components: 2.4%
Hyundai Mobis Co., Ltd.	6,074	$1,074,552
Broadline Retail: 2.4%
Coupang, Inc.[a]	48,674	1,067,421
Total Consumer Discretionary		4,115,653

Health Care: 7.2%
Life Sciences Tools & Services: 4.4%
Samsung Biologics Co., Ltd.[a,b,c]	2,850	1,962,581
Health Care Equipment & Supplies: 2.3%
InBody Co., Ltd.	65,981	996,996
Pharmaceuticals: 0.5%
Yuhan Corp.	3,116	231,081
Total Health Care		3,190,658

Industrials: 6.5%
Construction & Engineering: 2.6%
Samsung E&A Co., Ltd.	86,449	1,161,264
Machinery: 2.0%
HD HYUNDAI MIPO	12,181	871,903
Electrical Equipment: 1.0%
LG Energy Solution, Ltd.[a]	1,916	435,247
Commercial Services & Supplies: 0.9%
KEPCO Plant Service & Engineering Co., Ltd.	15,109	428,901
Total Industrials		2,897,315

Energy: 4.1%
Oil, Gas & Consumable Fuels: 4.1%
S-Oil Corp.	47,656	1,815,621
Total Energy		1,815,621

Real Estate: 3.2%
Industrial REITs: 3.2%
ESR Kendall Square REIT Co., Ltd.	447,139	1,428,719
Total Real Estate		1,428,719

Utilities: 1.2%
Electric Utilities: 1.2%
Korea Electric Power Corp.	35,390	520,335
Total Utilities		520,335

Materials: 0.9%
Chemicals: 0.9%
PI Advanced Materials Co., Ltd.	35,632	393,464
Total Materials		393,464

TOTAL COMMON EQUITIES		37,919,782
(Cost $39,927,048)

Matthews Korea Active ETFMarch 31, 2025
Schedule of Investments (unaudited) (continued)
PREFERRED EQUITIES: 8.8%
	Shares	Value
Information Technology: 8.8%
Technology Hardware, Storage & Peripherals: 8.8%
Samsung Electronics Co., Ltd., Pfd.	121,817	$3,904,762
Total Information Technology		3,904,762

TOTAL PREFERRED EQUITIES		3,904,762
(Cost $3,700,311)
SHORT-TERM INVESTMENTS: 4.2%
Money Market Funds: 4.2%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.26%[d]	1,857,276	1,857,276
(Cost $1,857,276)

Total Investments: 98.6%		43,681,820
(Cost $45,484,635)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.4%		598,230
Net Assets: 100.0%		$44,280,050

a	Non-income producing security.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $1,962,581, which is 4.43% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of March 31, 2025.
Pfd.	Preferred
REIT	Real Estate Investment Trust
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).